Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39084
Entity Registrant Name	Innate Pharma SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	117, Avenue de Luminy
Entity Address, Postal Zip Code	13009
Entity Address, City or Town	Marseille
Entity Address, Country	FR
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share
Trading Symbol	IPHA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	93,719,323
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001598599
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
American Depository Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.05 per share
Trading Symbol	IPHA
Security Exchange Name	NASDAQ
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	117 Avenue de Luminy
Entity Address, Postal Zip Code	13009
Entity Address, City or Town	Marseille
Entity Address, Country	FR
Contact Personnel Name	Jonathan Dickinson
City Area Code	+33
Local Phone Number	4 30 30 30 30